COMMITMENTS AND CONTINGENCIES (Schedule of Commitments Not Disclosed in Financial Statements) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases	$ 3,353
Commitments	6,418
Less than 1 year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases	888
Commitments
1-5 years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases	2,465
Commitments
After 5 years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases
Commitments	$ 6,418